Condensed Consolidated Statement of Comprehensive Income (Parenthetical) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Condensed Consolidated Statement of Comprehensive Income
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000